DERIVATIVE LIABILITY (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Balance at December 2020	$ 60,650	$ 0
Fair value of derivatives issued		980,000
Fair market value adjustments		60,000
Balance at December,2021		$ 1,040,000